Vanguard Long-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	6.125%	8/15/29	2	2
United States Treasury Note/Bond	6.250%	5/15/30	15,913	22,673
United States Treasury Note/Bond	5.375%	2/15/31	30,380	41,364
United States Treasury Note/Bond	4.500%	2/15/36	28,657	38,821
United States Treasury Note/Bond	4.750%	2/15/37	14,395	20,259
United States Treasury Note/Bond	5.000%	5/15/37	11,142	16,130
United States Treasury Note/Bond	4.375%	2/15/38	11,947	16,251
United States Treasury Note/Bond	4.500%	5/15/38	13,735	18,993
United States Treasury Note/Bond	3.500%	2/15/39	39,980	49,100
United States Treasury Note/Bond	4.250%	5/15/39	22,267	30,033
United States Treasury Note/Bond	4.500%	8/15/39	25,144	34,997
United States Treasury Note/Bond	4.375%	11/15/39	25,904	35,561
United States Treasury Note/Bond	4.625%	2/15/40	42,679	60,498
United States Treasury Note/Bond	4.375%	5/15/40	33,025	45,477
United States Treasury Note/Bond	3.875%	8/15/40	41,342	53,499
United States Treasury Note/Bond	4.250%	11/15/40	33,087	44,967
United States Treasury Note/Bond	4.750%	2/15/41	36,773	53,257
United States Treasury Note/Bond	4.375%	5/15/41	28,543	39,506
United States Treasury Note/Bond	3.750%	8/15/41	33,997	43,383
United States Treasury Note/Bond	3.125%	11/15/41	28,549	33,322
United States Treasury Note/Bond	3.125%	2/15/42	35,302	41,231
United States Treasury Note/Bond	3.000%	5/15/42	31,168	35,707
United States Treasury Note/Bond	2.750%	8/15/42	46,283	50,969
United States Treasury Note/Bond	2.750%	11/15/42	69,747	76,830
United States Treasury Note/Bond	3.125%	2/15/43	58,067	67,957
United States Treasury Note/Bond	2.875%	5/15/43	97,638	109,813
United States Treasury Note/Bond	3.625%	8/15/43	68,074	86,135
United States Treasury Note/Bond	3.750%	11/15/43	91,396	117,957
United States Treasury Note/Bond	3.625%	2/15/44	92,780	117,714
United States Treasury Note/Bond	3.375%	5/15/44	82,818	101,271
United States Treasury Note/Bond	3.125%	8/15/44	93,591	110,072
United States Treasury Note/Bond	3.000%	11/15/44	88,040	101,521
United States Treasury Note/Bond	2.500%	2/15/45	85,415	90,246
United States Treasury Note/Bond	3.000%	5/15/45	80,569	93,132
United States Treasury Note/Bond	2.875%	8/15/45	94,257	106,657
United States Treasury Note/Bond	3.000%	11/15/45	82,213	95,251
United States Treasury Note/Bond	2.500%	2/15/46	80,767	85,423
United States Treasury Note/Bond	2.500%	5/15/46	77,127	81,610
United States Treasury Note/Bond	2.250%	8/15/46	87,641	88,284
United States Treasury Note/Bond	2.875%	11/15/46	73,314	83,337
United States Treasury Note/Bond	3.000%	2/15/47	75,274	87,647
United States Treasury Note/Bond	3.000%	5/15/47	89,034	103,669
United States Treasury Note/Bond	2.750%	8/15/47	75,510	84,005
United States Treasury Note/Bond	2.750%	11/15/47	87,190	97,040
United States Treasury Note/Bond	3.000%	2/15/48	81,967	95,619
United States Treasury Note/Bond	3.125%	5/15/48	100,798	120,407
United States Treasury Note/Bond	3.000%	8/15/48	96,242	112,467
United States Treasury Note/Bond	3.375%	11/15/48	102,392	128,150
United States Treasury Note/Bond	3.000%	2/15/49	110,569	129,504

United States Treasury Note/Bond	2.875%	5/15/49	111,469	127,632
United States Treasury Note/Bond	2.250%	8/15/49	111,985	113,105
United States Treasury Note/Bond	2.375%	11/15/49	35,935	37,311
Total U.S. Government and Agency Obligations (Cost $3,398,850)				3,675,766

			Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
1 Vanguard Market Liquidity Fund (Cost
$25,631)	1.841%		256,257	25,631
Total Investments (100.2%) (Cost $3,424,481)				3,701,397
Other Assets and Liabilities-Net (-0.2%)				(7,906)
Net Assets (100%)				3,693,491

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at November 30, 2019.

Long-Term Treasury Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,675,766	—
Temporary Cash Investments	25,631	—	—
Total	25,631	3,675,766	—